Other amounts recoverable (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Amounts Recoverable
Regulatory credits recoverable	R$ 26,519	R$ 28,661